Document and Entity Information	3 Months Ended
	Mar. 31, 2013	May 16, 2013
Document and Entity Information:
Entity Registrant Name	Canwealth Minerals Corp
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Entity Central Index Key	0001512787
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		50,769,231
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Incorporation, Date of Incorporation	Feb 1, 2006
Entity Incorporation, State Country Name	Canada

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalent	$ 1,349	$ 424	$ 57
Other current assets		3,601	3,874
Total current assets	1,349	4,025	3,931
Property and equipment	51,960	51,960	50,833
Other assets:
Intangible assets	13,138	13,138	12,095
Total other assets	13,138	13,138	12,095
Total assets	66,447	69,123	66,859
Current liabilities:
Accounts payable and accrued liabilities	198,702	165,711	2,654
Convertible note payable	20,102	20,102
Loans from related parties	78,162	80,474	90,984
Total current liabilities	296,966	266,287	93,638
Stockholders' deficit:
Common stock	5,077	4,417	4,417
Additional paid in capital	6,041
Other comprehensive income (loss)	3,680	(795)	529
Deficit accumulated during the exploratory stage	(245,317)	(200,787)	(31,726)
Total stockholders' deficit	(230,519)	(197,164)	26,780
Total liabilities and stockholders' deficit	$ 66,447	$ 69,123	$ 66,859

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - PARENTHETICAL (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares Issued	50,769,231	44,169,231	44,169,231
Common Stock, Shares Outstanding	50,769,231	44,169,231	44,169,231

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		12 Months Ended		83 Months Ended	86 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
OPERATING EXPENSES
Selling, general and administrative	$ 34,818		$ 164,946	$ 18,597	$ 192,195	$ 227,013
Total operating expenses	34,818		164,946	18,597	192,195	227,013
Income (Loss) from operations	(34,818)		(164,946)	(18,597)	(192,195)	(227,013)
OTHER INCOME (EXPENSE):
Interest Income (Expense)	(532)	201	(4,115)	(23)	(4,276)	(4,808)
Income (Loss) before provision for income taxes	(35,350)	201	(169,061)	(18,620)	(196,471)	(231,821)
Net Income (Loss)	(35,350)	201	(169,061)	(18,620)	(196,471)	(231,821)
Earnings (Loss) per common share, basic and diluted	$ 0	$ 0	$ 0	$ 0
Weighted average shares, basic and diluted	50,769,231	44,169,231	44,169,231	44,169,231
Cumulative translation gain (loss)	4,475	(1,557)	(1,324)	295	(795)	3,680
Comprehensive Income (Loss)	$ (30,875)	$ (1,356)	$ (170,385)	$ (18,325)	$ (197,266)	$ (228,141)

UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)		Common Stock	Additional paid in capital	Other comprehensive income	(Deficit) accumulated during exploratory stage	Total
Balance, Value at Jan. 31, 2006		$ 0	$ 0	$ 0	$ 0	$ 0
Balance, Shares at Jan. 31, 2006		0
Issuance of shares for seed capital, Value		4,417			(4,317)	100
Issuance of shares for seed capital, Shares		44,169,231
Cumulative translation gain (loss)				25		25
Net Income (Loss)					(262)	(262)
Balance, Value at Dec. 31, 2009		4,417		25	(4,579)	(137)
Balance, Shares at Dec. 31, 2009		44,169,231
Cumulative translation gain (loss)				209		209
Net Income (Loss)					(8,527)	(8,527)
Balance, Value at Dec. 31, 2010		4,417		234	(13,106)	(8,455)
Balance, Shares at Dec. 31, 2010		44,169,231
Cumulative translation gain (loss)				295		295
Net Income (Loss)					(18,620)	(18,620)
Balance, Value at Dec. 31, 2011		4,417		529	(31,726)	26,780
Balance, Shares at Dec. 31, 2011		44,169,231
Cumulative translation gain (loss)				(1,324)		(1,324)
Net Income (Loss)				(169,061)	(169,061)	(169,061)
Balance, Value at Dec. 31, 2012		4,417		(795)	(200,787)	(197,164)
Balance, Shares at Dec. 31, 2012		44,169,231
Cumulative translation gain (loss)						4,475
Effect of reverse acquisition, Value	[1]	660			(9,180)	(8,520)
Effect of reverse acquisition, Shares	[1]	6,600,000
Capital contribution			6,041			6,041
Foreign currency translation gain (loss)				4,475		4,475
Net Income (Loss)					(35,350)	(35,350)
Balance, Value at Mar. 31, 2013		$ 5,077	$ 6,041	$ 3,780	$ (245,317)	$ (230,519)
Balance, Shares at Mar. 31, 2013		50,769,231

[1]	February 11, 2013.

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		83 Months Ended	86 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES :
Net Income (Loss)	$ (35,350)	$ 201	$ (169,061)	$ (18,620)	$ (196,471)	$ (231,821)
Adjustments to reconcile Net Income (Loss) to net cash used in operating activities:
Operating expenses incurred by related parties on behalf of the Company		2,207		20,507	28,056	28,056
Changes in operating assets and liabilities:
Changes in Other current assets	3,601	(232)	273	(3,170)	(3,601)
Changes in Accounts payable and accrued liabilities	24,389	36	163,057	1,045	165,711	190,101
Net cash (used in) provided by operating activities	(7,360)	2,140	(5,731)	(238)	(6,304)	(13,664)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contribution	6,041				101	6,142
Cash acquired on acquisition	82					82
Repayment of related party loans	(2,312)		(11,553)		(11,553)	(13,865)
Proceeds from issuance of convertible note payable			20,102		20,102	20,102
Net cash provided by financing activities	3,811		8,549		8,650	12,461
Effect of foreign exchange gain (loss)	4,474	(2,157)	(2,451)	295	(1,922)	2,552
Net increase (decrease) in cash and cash equivalents	925	(17)	367	57	424	1,349
Cash and cash equivalents at beginning of period	424	57	57
Cash and cash equivalents at end of period	1,349	40	424	57	424	1,349
NONCASH INVESTING AND FINANCING ACTIVITIES:
Property and equipment purchased through loans from related parties				50,833	50,833	50,833
Intangible assets purchased through loans from related parties		876	1,043	12,095	13,138	13,138
Recapitalization effect on reverse acquisition	$ 9,180		$ 4,317		$ 4,317	$ 9,180

Note 1 - Nature of Operations	3 Months Ended
Mar. 31, 2013
Notes
Note 1 - Nature of Operations

NOTE 1 - NATURE OF OPERATIONS

Canwealth Minerals Corporation was organized on February 1, 2006 under the laws of the Canada Business Corporations Act.

Canwealth’s mission is to develop the mining concessions it has registered in various areas of Northern Quebec, which based on assay reports of preliminary samples taken from these sites, has shown to contain traces of various elements such as gold, silver, copper, rare earth and other such minerals.

The Company, when presented with the opportunity to do so, will seek to register additional land claims in other regions of Quebec, however it is not limited to only that region of North America, or any other area where opportunities may present themselves.  Upon entering into agreements to acquire concessions, the Company will market the properties to mining companies and other interested parties.

The Company’s year end is December 31.

The Company is in the exploratory stage as defined by Accounting Standards Codification subtopic 915-10 Development stage Entities (“ASC 915-10”) with its efforts principally devoted to developing a platform of prime quality energy assets. To date, the Company has incurred expenses and has sustained losses. Consequently, its operations are subject to all the risks inherent in the establishment of a new business enterprise. For the period from inception through March 31, 2013, the Company has accumulated deficit during exploratory stage of $245,317. The Company also owns as of March 31, 2013, mining equipment with an associated cost of $51,960 and mining concessions at a cost of $13,138.

Note 2 - Merger and Recapitalization	3 Months Ended
Mar. 31, 2013
Notes
Note 2 - Merger and Recapitalization

NOTE 2 - MERGER AND RECAPITALIZATION

On August 10, 2012, USG1, Inc., a Delaware corporation (“USG1”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Canwealth Minerals Corporation, a Delaware corporation (“Canwealth Delaware”), and Kimi Royer as representative of the USG1 stockholders, pursuant to which Canwealth Delaware would merge with and into USG1 at the closing, as contemplated by the Merger Agreement. The merger contemplated by the Merger Agreement occurred on February 11, 2013. Upon the closing, the existing shares of Canwealth Delaware common stock were converted into 44,169,231 shares of USG1 common stock. The existing USG1 stockholders continued to hold 6,600,000 shares of USG1 common stock. As consideration for the merger, Canwealth Delaware shall pay the stockholder representative of USG1 an aggregate of Fifty Thousand Dollars ($50,000) (the "Merger Consideration"), who shall be solely responsible to distribute such Merger Consideration among the non-dissenting stockholders of USG1 on a pro rata basis relative to the number of shares of USGI Stock held by each such non-dissenting stockholder prior to the merger. The Merger Consideration shall be paid by Canwealth Delaware as follows:

(A)    Ten Thousand Dollars ($10,000) shall be payable upon a Registration Statement on Form S-1 filed by the surviving company of the merger being declared effective by the Securities and Exchange Commission; and

(B)    Forty Thousand Dollars ($40,000) shall be payable upon (i) the filing of a Form 15c2-11 by the surviving company of the merger and (ii) the shares of the surviving company stock being actively traded on a stock exchange or quotation service.

Prior to the merger, the stockholders of Canwealth Minerals Corporation, a company organized on February 1, 2006 under the laws of the Canada Business Corporations Act (“Canwealth Quebec”), contributed their shares of Canwealth Quebec to Canwealth Delaware in exchange for shares of Canwealth Delaware common stock. As a result of the foregoing, Canwealth Quebec is a wholly-owned subsidiary of Canwealth Delaware. Following the merger, USG1 succeeded to the mining business and operations of Canwealth Quebec.

Prior to the merger, there were no material relationships between USG1 and Canwealth Delaware or Canwealth Quebec or between Company’s respective affiliates, directors or officers. All USG1 pre-merger liabilities were settled prior to closing. Upon the effectiveness of the merger, the existing directors and officers of USG1 each resigned and Garth McIntosh was elected as the sole officer and director of USG1.

Due to a conflict of interest, on November 24, 2012, one of the shareholders and directors of the Corporation sold his 20% interest back to the Corporation for $20 and he resigned from his position on the Board of Directors, all in accordance with the non-concurrence agreements signed by all shareholder and directors. The remaining shareholders and directors approved the transaction on behalf of the company. These 20 shares were re-issued to the remaining shareholders in accordance with their percentage interest in the Company.

Contemporaneously with the merger, the corporate name “USG1, Inc.” was changed to “Canwealth Minerals Corporation”. As a result of the merger, Canwealth Quebec became a wholly-owned subsidiary of Canwealth Minerals Corporation (Delaware) and, accordingly, USG1 succeeded to the mining business and operations of the Canwealth entities.

USG1 is a publicly registered corporation with no significant operations prior to the merger. For accounting purposes, Canwealth Delaware shall be the surviving entity. The transaction is accounted for using the purchase method of accounting. As a result of the recapitalization and change in control, Canwealth Delaware is the acquiring entity in accordance with ASC 805, Business Combinations. The accumulated losses of Canwealth Delaware were carried forward after the completion of the Merger. Operations prior to the Merger were those of Canwealth Delaware.

Note 3 - Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Notes
Note 3 - Summary of Significant Accounting Policies

NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A summary of significant accounting policies applied in the presentation of financial statements are as follows:

Revenue Recognition

The Company will recognize revenue in accordance with Accounting Standards Codification subtopic 605-10, Revenue Recognition (“ASC 605-10”) which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management's judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded.

ASC 605-10 incorporates Accounting Standards Codification subtopic 605-25, Multiple-Element Arraignments (“ASC 605-25”). ASC 605-25 addresses accounting for arrangements that may involve the delivery or performance of multiple products, services and/or rights to use assets. There was no effect of implementing 605-25 on the Company's financial position and results of operations.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reported period. Actual results could differ materially from the estimates.

Cash and Cash Equivalent

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. At March 31, 2013 cash consists of a checking account.

Mine Exploration and Development Costs

The Company accounts for mine exploration costs in accordance with Accounting Standards Codification 932, Extractive Activities. All exploration expenditures are expensed as incurred. Mine development costs are capitalized until production, other than production incidental to the mine development process, commences and are amortized on a units of production method based on the estimated proven and probable reserves. Mine development costs represent costs incurred in establishing access to mineral reserves and include costs associated with sinking or driving shafts and underground drifts, permanent excavations, roads and tunnels. The end of the development phase and the beginning of the production phase takes place when construction of the mine for economic extraction is substantially complete. Coal extracted during the development phase is incidental to the mine’s production capacity and is not considered to shift the mine into the production phase. Amortization of capitalized mine development is computed based on the estimated life of the mine and commences when production, other than production incidental to the mine development process, begins. From February 1, 2006 (date of inception) through March 31, 2013, the Company had not incurred any mine development costs.

Mine Properties

The Company accounts for mine properties in accordance with Accounting Standard Codification 930, Extractive Activities-Mining. Costs of acquiring mine properties are capitalized by project area upon purchase of the associated claims. Mine properties are periodically assessed for impairment of value and any diminution in value. There were nine mineral properties as of March 31, 2013 presented as intangible assets of $13,138.

Income Taxes

The Company has adopted Accounting Standards Codification subtopic 740-10, Income Taxes (“ASC 740-10”) which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes consist primarily of timing differences such as deferred officers’ compensation and stock compensation accounting versus tax differences.

Net Loss Per Share, basic and diluted

The Company has adopted Accounting Standards Codification Subtopic 260-10, Earnings Per Share (“ASC 260-10) specifying the computation, presentation and disclosure requirements of earning per share information. Basic loss per share has been computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding for the period. There were no diluted shares as of March 31, 2013 and 2012.

Derivative Instruments

The Company accounts for derivative instruments in accordance with Accounting Standards Codification 815, Derivatives and Hedging (“ASC 815”), which   establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. They require that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value.

If certain conditions are met, a derivative may be specifically designated as a hedge, the objective of which is to match the timing of gain or loss recognition on the hedging derivative with the recognition of (i) the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk or (ii) the earnings effect of the hedged forecasted transaction. For a derivative not designated as a hedging instrument, the gain or loss is recognized in income in the period of change.

At March 31, 2013 and December 31, 2012, the Company has not engaged in any transactions that would be considered derivative instruments or hedging activities.

Fair Value of Financial Instruments

The Company's financial instruments, as defined by Accounting Standard Codification subtopic 825-10, Financial Instrument (“ASC 825-10), include cash, accounts payable and convertible note payable. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at March 31, 2013.

FASB ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data, which requires the reporting entity to develop its own assumptions

The Company does not have any assets or liabilities measured at fair value on a recurring basis at March 31, 2013 and December 31, 2012. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the year ended March 31, 2013 and December 31, 2012.

Foreign Currency Translation and Comprehensive Income (Loss)

The functional currency of Canwealth is the Canadian Dollar (“CAD”). For financial reporting purposes, CAD were translated into United States Dollars (“USD” or “$”) as the reporting currency. Assets and liabilities are translated at the exchange rate in effect at the balance sheet date. Revenues and expenses are translated at the average rate of exchange prevailing during the reporting period.

Translation adjustments arising from the use of different exchange rates from period to period are included as a component of stockholders’ equity as “Accumulated other comprehensive income”. Gains and losses resulting from foreign currency transactions are included in the results of operations. There has been no significant fluctuation in the exchange rate for the conversion of CAD to USD after the balance sheet date.

The Company uses Accounting Standard Codification 220 “Comprehensive Income”. Comprehensive income is comprised of net income and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the three months ended March 31, 2013 and 2012 and for the period February 1, 2006 (date of inception) through March 31, 2013 consisted of net income and foreign currency translation adjustments.

The exchange rates used to translate amounts in CAD into USD for the purposes of preparing the financial statements were as follows:

	March 31, 2013	December 31, 2012	March 31, 2012
Period-end CAD: USD exchange rate	$0.9830	$1.0051	$ 1.0040
Average Period CAD: USD exchange rate	$1.0250	$1.0040	$ 0.9939

Stock Based Compensation

The Company follows Accounting Standards Codification subtopic 718-10, Compensation (“ASC 718-10”) which requires that all share-based payments to both employees and non-employees be recognized in the income statement based on their fair values.

As of March 31, 2013 and December 31, 2012, the Company did not have any issued or outstanding stock options.

Concentration and Credit Risk

The Company’s principal operations are all carried out in Canada. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in Canada, and by the general state of Canadian economy. The Company’s operations in Indonesia are subject to specific considerations and significant risks not typically associated with companies in North America. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and temporary cash investments with high credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit.

Research and Development

The Company accounts for research and development costs in accordance with Accounting Standards Codification subtopic 730-10, Research and Development (“ASC 730-10”). Under ASC 730-10, all research and development costs must be charged to expense as incurred. Accordingly, internal research and development costs are expensed as incurred. Third-party research and development costs are expensed when the contracted work has been performed or as milestone results have been achieved as defined under the applicable agreement. Company-sponsored research and development costs related to both present and future products are expensed in the period incurred. The Company did not incur any research and development expenses from February 1, 2006 (date of inception) through March 31, 2013.

Reliance on Key Personnel and Consultants

The Company employs three executive officers. The Company is heavily dependent on the continued active participation of these current executive officers, employees and key consultants. The loss of any of the senior management or key consultants could significantly and negatively impact the business until adequate replacements can be identified and put in place.

Reclassification

Certain reclassifications have been made to prior periods’ data to conform to the current period’s presentation. These reclassifications had no impacts on the reported net loss.

Impact of New Accounting Standards

The Company has reviewed all other recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operation, financial position or cash flows. Based on that review, the Company believes that none of these pronouncements will have a significant effect on its unaudited condensed consolidated financial statements.

Note 4 - Going Concern Matters	3 Months Ended
Mar. 31, 2013
Notes
Note 4 - Going Concern Matters

NOTE 4 - GOING CONCERN MATTERS

The accompanying unaudited condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern. As of March 31, 2013, the Company has a deficit accumulated during exploration stage of $245,317 and has incurred significant operating losses and negative cash flows. For the three months ended March 31, 2013, the Company sustained a net loss of $35,350 compared to a net income of $201 for the three months ended March 31, 2012. The Company will need additional financing which may take the form of equity or debt and the Company has converted certain liabilities into equity. In the event the Company are not able to increase its working capital, the Company will not be able to implement or may be required to delay all or part of its business plan, and their ability to attain profitable operations, generate positive cash flows from operating and investing activities and materially expand the business will be materially adversely affected. The accompanying unaudited condensed consolidated financial statements do not include any adjustments relating to the classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the company be unable to continue in existence.

Note 5 - Property and Equipment	3 Months Ended
Mar. 31, 2013
Notes
Note 5 - Property and Equipment

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment at March 31, 2013 and December 31, 2012 are as follows:

	March 31, 2013	December 31, 2012
Mining machinery and equipment	$ 51,960	$ 51,960
Total	$ 51,960	$ 51,960

No depreciation has been charged for the three months ended March 31, 2013 and 2012, since the Company is in assembly and testing mode, not in operations.

The above assets has been transferred from ICBS Ltd, a related party (refer note 7).

Note 6 - Capital Stock	3 Months Ended
Mar. 31, 2013
Notes
Note 6 - Capital Stock

NOTE 6 - CAPITAL STOCK

Preferred Stock

The Company is authorized to issue 20,000,000 shares of preferred stock, par value of $0.0001.

As of March 31, 2013 and December 31, 2012, no preferred stock was issued and outstanding.

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock with par value of $0.0001 per share.

As noted earlier, on February 11, 2013, the Company consummated the transactions contemplated by the Merger Agreement that resulted in a reverse merger and a change in control of the Company. The shares of the Company outstanding prior to the closing of the merger are treated as having been issued as of that date, whereas the shares issued in connection with the merger are treated as having been issued since inception for all periods presented.

All reference to common stock shares and per share amounts have been retroactively restated to effect the reverse merger as if the transaction had taken place as of the beginning of the earliest period presented.

Prior to the merger, USG1 had 6,600,000 shares of common stock issued and outstanding.

During the three months ended March 31, 2013, the Company received a capital contribution of $6,041.

In February 2013, in connection with the reverse merger transaction, the Company issued an aggregate of 44,169,231 shares of its common stock in exchange for existing shares of Canwealth Delaware.

As of March 31, 2013 and December 31, 2012, there were 50,769,231 and 44,169,231 shares of common stock issued and outstanding, respectively.

Note 7 - Related Party Transactions	3 Months Ended
Mar. 31, 2013
Notes
Note 7 - Related Party Transactions

NOTE 7 - RELATED PARTY TRANSACTIONS

Mr. Garth McIntosh, the Company’s Chairman of the Board, Chief Executive Officer and President, is also a majority shareholder of ICBS Ltd. which is the largest shareholder of Canwealth Minerals Corporation. As of March 31, 2013 and December 31, 2012, the Company has taken loans from shareholders of $78,162 and $80,474, respectively. No formal repayment terms or arrangements existed. The entire above loan are non-interest bearing and payable on demand.

ICBS Ltd. has given a loan to the Company and also transferred the assets worth $51,960 as of March 31, 2013. As of March 31, 2013, the Company acquired intangible asset of $13,138 through loans from related parties.

Note 8 - Convertible Note Payable	3 Months Ended
Mar. 31, 2013
Notes
Note 8 - Convertible Note Payable

NOTE 8 – CONVERTIBLE NOTE PAYABLE

On October 20, 2012, the Company entered into an agreement with a third party non-affiliate to a 20% interest bearing convertible note for $20,000 due on January 20, 2013, with the conversion features commencing immediately. The note is convertible into 100,000 shares of common stock of the Company.

As of March 31, 2013 and December 31, 2012, the balance in the note and accrued interest was $20,102 and $4,000, respectively.

Subsequent to the date of the financial statements, on May 11, 2013, the note was extended to June 30, 2013.

Note 9- Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Notes
Note 9- Commitments and Contingencies

NOTE 9- COMMITMENTS AND CONTINGENCIES

Operating lease

The Company does not currently lease facilities.

Litigation

The Company may be subject to legal proceedings and claims which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its financial position, results of operations or liquidity. The Company had no pending legal proceedings or claims other than described above as of March 31, 2013.

Note 3 - Summary of Significant Accounting Policies: Revenue Recognition (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Revenue Recognition

Revenue Recognition

The Company will recognize revenue in accordance with Accounting Standards Codification subtopic 605-10, Revenue Recognition (“ASC 605-10”) which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management's judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded.

ASC 605-10 incorporates Accounting Standards Codification subtopic 605-25, Multiple-Element Arraignments (“ASC 605-25”). ASC 605-25 addresses accounting for arrangements that may involve the delivery or performance of multiple products, services and/or rights to use assets. There was no effect of implementing 605-25 on the Company's financial position and results of operations.

Note 3 - Summary of Significant Accounting Policies: Use of Estimates (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reported period. Actual results could differ materially from the estimates.

Note 3 - Summary of Significant Accounting Policies: Cash and Cash Equivalent (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Cash and Cash Equivalent

Cash and Cash Equivalent

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. At March 31, 2013 cash consists of a checking account.

Note 3 - Summary of Significant Accounting Policies: Mine Exploration and Development Costs (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Mine Exploration and Development Costs

Mine Exploration and Development Costs

The Company accounts for mine exploration costs in accordance with Accounting Standards Codification 932, Extractive Activities. All exploration expenditures are expensed as incurred. Mine development costs are capitalized until production, other than production incidental to the mine development process, commences and are amortized on a units of production method based on the estimated proven and probable reserves. Mine development costs represent costs incurred in establishing access to mineral reserves and include costs associated with sinking or driving shafts and underground drifts, permanent excavations, roads and tunnels. The end of the development phase and the beginning of the production phase takes place when construction of the mine for economic extraction is substantially complete. Coal extracted during the development phase is incidental to the mine’s production capacity and is not considered to shift the mine into the production phase. Amortization of capitalized mine development is computed based on the estimated life of the mine and commences when production, other than production incidental to the mine development process, begins. From February 1, 2006 (date of inception) through March 31, 2013, the Company had not incurred any mine development costs.

Note 3 - Summary of Significant Accounting Policies: Mine Properties (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Mine Properties

Mine Properties

The Company accounts for mine properties in accordance with Accounting Standard Codification 930, Extractive Activities-Mining. Costs of acquiring mine properties are capitalized by project area upon purchase of the associated claims. Mine properties are periodically assessed for impairment of value and any diminution in value. There were nine mineral properties as of March 31, 2013 presented as intangible assets of $13,138.

Note 3 - Summary of Significant Accounting Policies: Income Taxes (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Income Taxes

Income Taxes

The Company has adopted Accounting Standards Codification subtopic 740-10, Income Taxes (“ASC 740-10”) which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes consist primarily of timing differences such as deferred officers’ compensation and stock compensation accounting versus tax differences.

Note 3 - Summary of Significant Accounting Policies: Net Loss Per Share, Basic and Diluted (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Net Loss Per Share, Basic and Diluted

Net Loss Per Share, basic and diluted

The Company has adopted Accounting Standards Codification Subtopic 260-10, Earnings Per Share (“ASC 260-10) specifying the computation, presentation and disclosure requirements of earning per share information. Basic loss per share has been computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding for the period. There were no diluted shares as of March 31, 2013 and 2012.

Note 3 - Summary of Significant Accounting Policies: Derivative Instruments (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Derivative Instruments

Derivative Instruments

The Company accounts for derivative instruments in accordance with Accounting Standards Codification 815, Derivatives and Hedging (“ASC 815”), which   establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. They require that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value.

If certain conditions are met, a derivative may be specifically designated as a hedge, the objective of which is to match the timing of gain or loss recognition on the hedging derivative with the recognition of (i) the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk or (ii) the earnings effect of the hedged forecasted transaction. For a derivative not designated as a hedging instrument, the gain or loss is recognized in income in the period of change.

At March 31, 2013 and December 31, 2012, the Company has not engaged in any transactions that would be considered derivative instruments or hedging activities.

Note 3 - Summary of Significant Accounting Policies: Fair Value of Financial Instruments (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company's financial instruments, as defined by Accounting Standard Codification subtopic 825-10, Financial Instrument (“ASC 825-10), include cash, accounts payable and convertible note payable. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at March 31, 2013.

FASB ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data, which requires the reporting entity to develop its own assumptions

The Company does not have any assets or liabilities measured at fair value on a recurring basis at March 31, 2013 and December 31, 2012. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the year ended March 31, 2013 and December 31, 2012.

Note 3 - Summary of Significant Accounting Policies: Foreign Currency Translation and Comprehensive Income (loss) (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Foreign Currency Translation and Comprehensive Income (loss)

Foreign Currency Translation and Comprehensive Income (Loss)

The functional currency of Canwealth is the Canadian Dollar (“CAD”). For financial reporting purposes, CAD were translated into United States Dollars (“USD” or “$”) as the reporting currency. Assets and liabilities are translated at the exchange rate in effect at the balance sheet date. Revenues and expenses are translated at the average rate of exchange prevailing during the reporting period.

Translation adjustments arising from the use of different exchange rates from period to period are included as a component of stockholders’ equity as “Accumulated other comprehensive income”. Gains and losses resulting from foreign currency transactions are included in the results of operations. There has been no significant fluctuation in the exchange rate for the conversion of CAD to USD after the balance sheet date.

The Company uses Accounting Standard Codification 220 “Comprehensive Income”. Comprehensive income is comprised of net income and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the three months ended March 31, 2013 and 2012 and for the period February 1, 2006 (date of inception) through March 31, 2013 consisted of net income and foreign currency translation adjustments.

The exchange rates used to translate amounts in CAD into USD for the purposes of preparing the financial statements were as follows:

	March 31, 2013	December 31, 2012	March 31, 2012
Period-end CAD: USD exchange rate	$0.9830	$1.0051	$ 1.0040
Average Period CAD: USD exchange rate	$1.0250	$1.0040	$ 0.9939

Note 3 - Summary of Significant Accounting Policies: Stock Based Compensation (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Stock Based Compensation

Stock Based Compensation

The Company follows Accounting Standards Codification subtopic 718-10, Compensation (“ASC 718-10”) which requires that all share-based payments to both employees and non-employees be recognized in the income statement based on their fair values.

As of March 31, 2013 and December 31, 2012, the Company did not have any issued or outstanding stock options.

Note 3 - Summary of Significant Accounting Policies: Concentration and Credit Risk (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Concentration and Credit Risk

Concentration and Credit Risk

The Company’s principal operations are all carried out in Canada. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in Canada, and by the general state of Canadian economy. The Company’s operations in Indonesia are subject to specific considerations and significant risks not typically associated with companies in North America. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and temporary cash investments with high credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit.

Note 3 - Summary of Significant Accounting Policies: Research and Development (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Research and Development

Research and Development

The Company accounts for research and development costs in accordance with Accounting Standards Codification subtopic 730-10, Research and Development (“ASC 730-10”). Under ASC 730-10, all research and development costs must be charged to expense as incurred. Accordingly, internal research and development costs are expensed as incurred. Third-party research and development costs are expensed when the contracted work has been performed or as milestone results have been achieved as defined under the applicable agreement. Company-sponsored research and development costs related to both present and future products are expensed in the period incurred. The Company did not incur any research and development expenses from February 1, 2006 (date of inception) through March 31, 2013.

Note 3 - Summary of Significant Accounting Policies: Reliance On Key Personnel and Consultants (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Reliance On Key Personnel and Consultants

Reliance on Key Personnel and Consultants

The Company employs three executive officers. The Company is heavily dependent on the continued active participation of these current executive officers, employees and key consultants. The loss of any of the senior management or key consultants could significantly and negatively impact the business until adequate replacements can be identified and put in place.

Note 3 - Summary of Significant Accounting Policies: Reclassification (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Reclassification	Reclassification Certain reclassifications have been made to prior periods’ data to conform to the current period’s presentation. These reclassifications had no impacts on the reported net loss.

Note 3 - Summary of Significant Accounting Policies: Impact of New Accounting Standards (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Impact of New Accounting Standards

Impact of New Accounting Standards

The Company has reviewed all other recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operation, financial position or cash flows. Based on that review, the Company believes that none of these pronouncements will have a significant effect on its unaudited condensed consolidated financial statements.

Note 3 - Summary of Significant Accounting Policies: Foreign Currency Translation and Comprehensive Income (loss): Schedule of Exchange Rates (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Exchange Rates
	March 31, 2013	December 31, 2012	March 31, 2012
Period-end CAD: USD exchange rate	$0.9830	$1.0051	$ 1.0040
Average Period CAD: USD exchange rate	$1.0250	$1.0040	$ 0.9939

Note 5 - Property and Equipment: Property, Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Property, Plant and Equipment
	March 31, 2013	December 31, 2012
Mining machinery and equipment	$ 51,960	$ 51,960
Total	$ 51,960	$ 51,960

Note 1 - Nature of Operations (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Entity Incorporation, Date of Incorporation	Feb 1, 2006
Entity Incorporation, State Country Name	Canada
Deficit accumulated during the exploratory stage	$ (245,317)	$ (200,787)	$ (31,726)
Mining equipment	51,960
Mining concessions	$ 13,138

Note 3 - Summary of Significant Accounting Policies: Foreign Currency Translation and Comprehensive Income (loss): Schedule of Exchange Rates (Details)	3 Months Ended
	Mar. 31, 2013 CAD	Dec. 31, 2012 CAD	Mar. 31, 2012 CAD
Details
Exchange Rate, Period End	0.983	1.0051	1.004
Exchange Rate, Period Average	1.025	1.004	0.9939

Note 3 - Summary of Significant Accounting Policies: Research and Development (Details) (USD $)	86 Months Ended
Mar. 31, 2013
Details
Research and Development Expense	$ 0

Note 4 - Going Concern Matters (Details) (USD $)	3 Months Ended		12 Months Ended			47 Months Ended	83 Months Ended	86 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012	Mar. 31, 2013
Details
Deficit accumulated during the exploratory stage	$ (245,317)		$ (200,787)	$ (31,726)			$ (200,787)	$ (245,317)
Net Income (Loss)	$ (35,350)	$ 201	$ (169,061)	$ (18,620)	$ (8,527)	$ (262)	$ (196,471)	$ (231,821)

Note 5 - Property and Equipment: Property, Plant and Equipment (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment	$ 51,960	$ 51,960	$ 50,833
Mining machinery and equipment
Property and equipment	$ 51,960	$ 51,960

Note 5 - Property and Equipment (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Details
Depreciation	$ 0	$ 0

Note 6 - Capital Stock (Details) (USD $)	3 Months Ended	83 Months Ended	86 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Details
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000	20,000,000
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0	0	0
Preferred Stock, Shares Outstanding	0	0	0	0
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Capital contribution	$ 6,041	$ 101	$ 6,142
Common Stock, Shares Issued	50,769,231	44,169,231	50,769,231	44,169,231
Common Stock, Shares Outstanding	50,769,231	44,169,231	50,769,231	44,169,231

Note 7 - Related Party Transactions (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans from related parties	$ 78,162	$ 80,474	$ 90,984
Mr. Garth McIntosh
Loans from related parties	78,162	80,474
ICBS Ltd.
Loans from related parties	51,960
Intangible Assets, Current	$ 13,138

Note 8 - Convertible Note Payable (Details) (USD $)	0 Months Ended	3 Months Ended
	May 11, 2013	Mar. 31, 2013	Dec. 31, 2012
Details
Long-term Debt, Description		On October 20, 2012, the Company entered into an agreement with a third party non-affiliate to a 20% interest bearing convertible note
Debt Instrument, Interest Rate During Period		20.00%
Debt Instrument, Face Amount		$ 20,000
Debt Instrument, Maturity Date	Jun 30, 2013	Jan 20, 2013
Debt Instrument, Convertible, Terms of Conversion Feature		The note is convertible into 100,000 shares of common stock of the Company.
Long-term Debt, Gross		$ 20,102	$ 4,000

Note 9- Commitments and Contingencies (Details) (USD $)	Mar. 31, 2013
Details
Operating Leases, Future Minimum Payments Due	$ 0